UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1. Schedule of Investments.

Schedule of investments
Delaware Value® Fund	February 28, 2018 (Unaudited)

	Number of shares	Value (US $)
Common Stock – 98.93%
Consumer Discretionary – 5.84%
Dollar Tree †	3,658,558	$375,514,393
Lowe’s	3,946,066	353,528,053
		729,042,446
Consumer Staples – 8.81%
Archer-Daniels-Midland	8,655,137	359,361,288
CVS Health	5,050,002	342,036,636
Mondelez International	9,104,760	399,698,964
		1,101,096,888
Energy – 14.34%
Chevron	3,237,824	362,377,262
ConocoPhillips	6,969,884	378,534,400
Halliburton	7,644,099	354,839,076
Marathon Oil	23,241,400	337,465,128
Occidental Petroleum	5,459,322	358,131,523
		1,791,347,389
Financials – 12.26%
Allstate	3,851,382	355,328,503
Bank of New York Mellon	7,086,674	404,153,018
BB&T	7,269,923	395,120,315
Marsh & McLennan	4,539,787	376,893,117
		1,531,494,953
Healthcare – 21.30%
Abbott Laboratories	6,709,600	404,790,168
Cardinal Health	5,757,644	398,486,541
Express Scripts Holding †	5,217,375	393,650,944
Johnson & Johnson	2,733,712	355,054,515
Merck & Co.	6,472,942	350,962,915
Pfizer	10,400,558	377,644,261
Quest Diagnostics	3,683,085	379,541,909
		2,660,131,253
Industrials – 9.60%
Northrop Grumman	1,134,032	396,956,561
Raytheon	1,833,634	398,833,731
Waste Management	4,677,399	403,753,082
		1,199,543,374
Information Technology – 12.92%
CA	11,367,177	398,987,913
Cisco Systems	8,997,747	402,919,111
Intel	8,508,929	419,405,110
Oracle	7,737,100	392,038,857
		1,613,350,991

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Schedule of investments
Delaware Value® Fund (Unaudited)

	Number of shares	Value (US $)
Common Stock (continued)
Materials – 2.99%
DowDuPont	5,316,253	$373,732,586
		373,732,586
Real Estate – 2.82%
Equity Residential	6,263,500	352,196,605
		352,196,605
Telecommunication Services – 5.75%
AT&T	9,844,608	357,359,270
Verizon Communications	7,565,033	361,154,675
		718,513,945
Utilities – 2.30%
Edison International	4,732,798	286,760,231
		286,760,231
Total Common Stock (cost $8,835,582,897)		12,357,210,661

	Principal amount°
Short-Term Investments – 0.90%
Repurchase Agreements – 0.45%
Bank of America Merrill Lynch
1.31%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $9,297,696 (collateralized by US
government obligations 1.125%–1.25%
10/31/18–2/28/20; market value $9,483,306)	9,297,358	9,297,358
Bank of Montreal
1.25%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $18,595,361 (collateralized by US
government obligations 0.00%–3.625%
5/31/18–11/15/46; market value $18,966,610)	18,594,716	18,594,716
BNP Paribas
1.33%, dated 2/28/18, to be repurchased on 3/1/18,
repurchase price $28,663,884 (collateralized by US
government obligations 0.00%–3.375%
10/15/19–2/15/46; market value $29,236,082)	28,662,825	28,662,825
		56,554,899
US Treasury Obligations – 0.45%≠
US Treasury Bills
1.205% 3/8/18	46,116,492	46,106,070
1.265% 3/1/18	9,418,983	9,418,983
		55,525,053
Total Short-Term Investments (cost $112,079,568)		112,079,952

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(Unaudited)

Total Value of Securities – 99.83%
(cost $8,947,662,465)	$12,469,290,613
Receivables and Other Assets Net of Liabilities – 0.17%	20,911,806
Net Assets Applicable to 579,400,182 Shares Outstanding – 100.00%	$12,490,202,419

≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in US dollars unless noted that the security is denominated in another currency.
†	Non-income producing security.

See accompanying notes.

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Notes
Delaware Value® Fund	February 28, 2018 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by Delaware Group® Equity Funds II (Trust) - Delaware Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end, Nov. 30, 2017.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The foregoing valuation policies apply to restricted and unrestricted securities.

2. Investments

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, and fair valued securities)

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(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2018:

Securities	Level 1	Level 2	Total
Assets:
Common Stock	$12,357,210,661	$—	$12,357,210,661
Short-Term Investments	—	112,079,952	112,079,952
Total Value of Securities	$12,357,210,661	$112,079,952	$12,469,290,613

During the period ended Feb. 28, 2018, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period on Dec. 1, 2017.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Feb. 28, 2018, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2018 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: